Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 422,866,346	₩ 384,793,713
Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		296,441,837
Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		13,373,140
Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		124,868,554
Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		14,442,747
Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		123,637,882
Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		20,119,514
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	314,340,868
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,935,816
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	136,499,558
Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,517,215
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	131,795,992
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,592,287
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,079,850
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	890,660
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,189,190
Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,829,943
Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,344,701
Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	40,289,846
AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		37,186,552
Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	37,677,646
HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		24,990,680
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	28,478,136
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	382,242,456	351,563,286
Korea | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		269,224,668
Korea | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		6,315,655
Korea | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		119,993,323
Korea | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		12,887,534
Korea | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		110,025,699
Korea | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		20,002,457
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	281,363,653
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,996,272
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	130,034,683
Korea | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	4,257,877
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	116,621,693
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,453,128
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,375,655
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	186,465
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,189,190
Korea | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,294,062
Korea | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,262,222
Korea | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	38,782,201
Korea | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		34,323,438
Korea | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	34,667,702
Korea | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		22,458,896
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	26,053,245
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,224,369	7,069,269
USA | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		4,042,709
USA | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,186,576
USA | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		346,746
USA | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		130,553
USA | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,371,400
USA | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		7,434
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,287,793
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,712,675
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	359,668
USA | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	499,742
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,707,273
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,435
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	704,195
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	704,195
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
USA | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		235,474
USA | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		82,479
USA | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	973,716
USA | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,242,570
USA | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,209,756
USA | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,466,037
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,048,909
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	761,975	588,650
England | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		384,836
England | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		205,705
England | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		3,811
England | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
England | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		175,038
England | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		282
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	576,568
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	462,540
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	4,432
England | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	109,295
England | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	301
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
England | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
England | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		189,297
England | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
England | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	163,658
England | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		14,517
England | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,749
England | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
England | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,707,180	5,723,342
Japan | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		5,524,218
Japan | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		268,533
Japan | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,695,890
Japan | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		388,142
Japan | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,169,445
Japan | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,208
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,413,290
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	640,895
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,440,623
Japan | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	750,676
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,578,989
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,107
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Japan | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Japan | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		985
Japan | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Japan | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	28,062
Japan | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		163,652
Japan | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	197,234
Japan | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		34,487
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	68,594
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	478,817	395,474
Germany | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		354,622
Germany | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		144,382
Germany | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,057
Germany | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		134,011
Germany | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		73,998
Germany | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		174
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	420,893
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	213,399
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,151
Germany | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	108,667
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	96,468
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	208
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Germany | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Germany | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Germany | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		8,704
Germany | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Germany | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	11,507
Germany | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		32,148
Germany | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	46,417
Germany | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Germany | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	4,875,259	3,771,084
Vietnam | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		3,054,235
Vietnam | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		583,094
Vietnam | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		745,725
Vietnam | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		35,786
Vietnam | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,613,022
Vietnam | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		76,608
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	4,100,898
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	947,315
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,031,299
Vietnam | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	182,822
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,846,470
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	92,992
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Vietnam | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Vietnam | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		5,074
Vietnam | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Vietnam | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,740
Vietnam | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		474,134
Vietnam | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	392,668
Vietnam | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		237,641
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	360,953
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,141,055	7,854,456
China | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		7,246,645
China | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		3,420,223
China | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		615,079
China | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		664,030
China | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,530,507
China | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		16,806
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,385,136
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,221,442
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	974,568
China | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	546,597
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,621,744
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,785
China | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
China | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
China | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
China | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		60,037
China | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
China | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	104,853
China | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		510,678
China | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	616,143
China | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		37,096
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	34,923
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,435,235	7,828,152
Other country | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		6,609,904
Other country | Due from banks and loans | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,248,972
Other country | Due from banks and loans | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		465,923
Other country | Due from banks and loans | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		202,691
Other country | Due from banks and loans | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		4,678,773
Other country | Due from banks and loans | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		13,545
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,792,637
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,741,278
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	652,134
Other country | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	170,834
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,214,060
Other country | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	14,331
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other country | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other country | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		36,310
Other country | Financial assets designated at FVTPL(IAS39)
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Other country | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	205,109
Other country | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		425,415
Other country | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	525,977
Other country | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		₩ 756,523
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 911,512

[1]	The following accounts are the net book value less provision for doubtful accounts.